STOCKHOLDERS DEFICIT (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Debt And Accrued Interest		$ 2,737,847
Total Debt		2,496,316
Total Accrued Interest		$ 241,531
Common Stock Shares		7,957,013
Warrants (exercise $0.15)		700,000
Warrants outstanding, beginning	27,669,634	28,324,275	46,016,840
Warrants (exercise $0.20)		4,713,603
Warrants (exercise $0.25)		1,121,705
Warrants exercised	(2,284,324)	(2,193,599)
Warrants (exercise $0.50)		250,000
Warrants outstanding, ending	25,385,310	27,669,634	28,324,275
Warrants (exercise $0.75)		1,121,705
Weighted Average Exercise Price Per Share, beginning	$ 0.29	$ 0.25	$ 1.71
Weighted Average Exercise Price Per Share, Warrants exercised	0.16
Weighted Average Exercise Price Per Share, ending	$ 0.30	$ 0.29	$ 0.25
Mr. Mamula
Total Debt And Accrued Interest		$ 15,577
Total Debt		15,000
Total Accrued Interest		$ 577
Warrants (exercise $0.15)		0
Warrants (exercise $0.20)		77,885
Warrants (exercise $0.25)		0
Warrants (exercise $0.50)		0
Warrants (exercise $0.75)		0
Common Stock Shares		77,885
Mr. Clavijo
Total Debt And Accrued Interest		$ 125,000
Total Debt		125,000
Total Accrued Interest		$ 0
Warrants (exercise $0.15)		0
Warrants (exercise $0.20)		0
Warrants (exercise $0.25)		0
Warrants (exercise $0.50)		250,000
Warrants (exercise $0.75)		0
Common Stock Shares		500,000
Mr. Wells
Total Debt And Accrued Interest		$ 220,000
Total Debt		220,000
Total Accrued Interest		$ 0
Warrants (exercise $0.15)		0
Warrants (exercise $0.20)		0
Warrants (exercise $0.25)		0
Warrants (exercise $0.50)		0
Warrants (exercise $0.75)		0
Common Stock Shares		0
K2 Medical (Shenghuo)
Total Debt And Accrued Interest		$ 803,653
Total Debt		771,927
Total Accrued Interest		$ 31,726
Warrants (exercise $0.15)		0
Warrants (exercise $0.20)		496,602
Warrants (exercise $0.25)		704,334
Warrants (exercise $0.50)		0
Warrants (exercise $0.75)		704,334
Common Stock Shares		1,905,270
Auctus [Member]
Total Debt And Accrued Interest		$ 328,422
Total Debt		249,119
Total Accrued Interest		$ 79,303
Warrants (exercise $0.20)		0
Warrants (exercise $0.25)		0
Warrants (exercise $0.50)		0
Warrants (exercise $0.75)		0
Common Stock Shares		500,000
Warrants (exercise $0.15)		700,000
Aquarius
Total Debt And Accrued Interest		$ 145,544
Total Debt		107,500
Total Accrued Interest		$ 38,044
Warrants (exercise $0.15)		0
Warrants (exercise $0.20)		0
Warrants (exercise $0.25)		145,544
Warrants (exercise $0.50)		0
Warrants (exercise $0.75)		145,544
Common Stock Shares		291,088
Mr. Blumberg
Total Debt And Accrued Interest		$ 305,320
Total Debt		292,290
Total Accrued Interest		$ 13,030
Warrants (exercise $0.15)		0
Warrants (exercise $0.20)		928,318
Warrants (exercise $0.25)		119,656
Warrants (exercise $0.50)		0
Warrants (exercise $0.75)		119,656
Common Stock Shares		1,167,630
Mr. Case
Total Debt And Accrued Interest		$ 179,291
Total Debt		150,000
Total Accrued Interest		$ 29,291
Warrants (exercise $0.15)		0
Warrants (exercise $0.20)		896,456
Warrants (exercise $0.25)		0
Warrants (exercise $0.50)		0
Warrants (exercise $0.75)		0
Common Stock Shares		896,456
Mr. Grimm
Total Debt And Accrued Interest		$ 51,110
Total Debt		50,000
Total Accrued Interest		$ 1,110
Warrants (exercise $0.15)		0
Warrants (exercise $0.20)		255,548
Warrants (exercise $0.25)		0
Warrants (exercise $0.50)		0
Warrants (exercise $0.75)		0
Common Stock Shares		255,548
Mr. Gould
Total Debt And Accrued Interest		$ 111,227
Total Debt		100,000
Total Accrued Interest		$ 11,227
Warrants (exercise $0.15)		0
Warrants (exercise $0.20)		556,136
Warrants (exercise $0.25)		0
Warrants (exercise $0.50)		0
Warrants (exercise $0.75)		0
Common Stock Shares		556,136
Dr. Imhoff
Total Debt And Accrued Interest		$ 400,417
Total Debt		363,480
Total Accrued Interest		$ 36,937
Warrants (exercise $0.15)		0
Warrants (exercise $0.20)		1,497,367
Warrants (exercise $0.25)		100,944
Warrants (exercise $0.50)		0
Warrants (exercise $0.75)		100,944
Common Stock Shares		1,699,255
Ms. Rosenstock
Total Debt And Accrued Interest		$ 50,000
Total Debt		50,000
Total Accrued Interest		$ 0
Warrants (exercise $0.15)		0
Warrants (exercise $0.20)		0
Warrants (exercise $0.25)		50,000
Warrants (exercise $0.50)		0
Warrants (exercise $0.75)		50,000
Common Stock Shares		100,000
Mr. James
Total Debt And Accrued Interest		$ 2,286
Total Debt		2,000
Total Accrued Interest		$ 286
Warrants (exercise $0.15)		0
Warrants (exercise $0.25)		1,227
Warrants (exercise $0.50)		0
Warrants (exercise $0.75)		1,227
Common Stock Shares		7,745
Warrants (exercise $0.20)ab		5,291